Property, Plant and Equipment (Details) - GBP (£) £ in Thousands		12 Months Ended
		Jun. 30, 2024	Jun. 30, 2023		Jun. 30, 2022
Cost
Beginning balance, property plant and equipment	[1]	£ 25,940
Hyperinflation adjustment			£ (1,282)		£ (433)
Ending balance, property plant and equipment		20,638	25,940	[1]
Depreciation
Beginning balance, property plant and equipment	[1]	25,940
Ending balance, property plant and equipment		20,638	25,940	[1]
Net book value		20,638	25,940	[1]
Computers and Equipment
Cost
Beginning balance, property plant and equipment		10,440
Ending balance, property plant and equipment		7,493	10,440
Depreciation
Beginning balance, property plant and equipment		10,440
Ending balance, property plant and equipment		7,493	10,440
Net book value		7,493	10,440
Fixtures and Fittings
Cost
Beginning balance, property plant and equipment		14,641
Ending balance, property plant and equipment		12,416	14,641
Depreciation
Beginning balance, property plant and equipment		14,641
Ending balance, property plant and equipment		12,416	14,641
Net book value		12,416	14,641
Fixed Assets in Progress
Cost
Beginning balance, property plant and equipment		859
Ending balance, property plant and equipment		729	859
Depreciation
Beginning balance, property plant and equipment		859
Ending balance, property plant and equipment		729	859
Net book value		729	859
Cost
Cost
Beginning balance, property plant and equipment		51,113	46,385
Additions		4,833	13,669
On acquisition of subsidiaries		899	434
Hyperinflation adjustment			195
Disposals		(6,325)	(8,186)
Transfers		0	0
Effect of foreign exchange translations		510	1,384
Ending balance, property plant and equipment		50,010	51,113		46,385
Depreciation
Beginning balance, property plant and equipment		51,113	46,385
Disposals		(6,325)	(8,186)
Effect of foreign exchange translations		510	1,384
Ending balance, property plant and equipment		50,010	51,113		46,385
Net book value		50,010	51,113		46,385
Cost | Computers and Equipment
Cost
Beginning balance, property plant and equipment		25,663	27,572
Additions		2,565	4,762
On acquisition of subsidiaries		594	324
Hyperinflation adjustment			195
Disposals		(4,681)	(6,397)
Transfers		0	0
Effect of foreign exchange translations		281	793
Ending balance, property plant and equipment		23,860	25,663		27,572
Depreciation
Beginning balance, property plant and equipment		25,663	27,572
Disposals		(4,681)	(6,397)
Effect of foreign exchange translations		281	793
Ending balance, property plant and equipment		23,860	25,663		27,572
Net book value		23,860	25,663		27,572
Cost | Fixtures and Fittings
Cost
Beginning balance, property plant and equipment		24,591	17,031
Additions		1,541	8,050
On acquisition of subsidiaries		305	110
Hyperinflation adjustment			0
Disposals		(1,644)	(1,789)
Transfers		857	1,780
Effect of foreign exchange translations		229	591
Ending balance, property plant and equipment		25,421	24,591		17,031
Depreciation
Beginning balance, property plant and equipment		24,591	17,031
Disposals		(1,644)	(1,789)
Effect of foreign exchange translations		229	591
Ending balance, property plant and equipment		25,421	24,591		17,031
Net book value		25,421	24,591		17,031
Cost | Fixed Assets in Progress
Cost
Beginning balance, property plant and equipment		859	1,782
Additions		727	857
On acquisition of subsidiaries		0	0
Hyperinflation adjustment			0
Disposals		0	0
Transfers		(857)	(1,780)
Effect of foreign exchange translations		0	0
Ending balance, property plant and equipment		729	859		1,782
Depreciation
Beginning balance, property plant and equipment		859	1,782
Disposals		0	0
Effect of foreign exchange translations		0	0
Ending balance, property plant and equipment		729	859		1,782
Net book value		729	859		1,782
Depreciation
Cost
Beginning balance, property plant and equipment		(25,173)	(25,125)
Disposals		5,766	8,043
Effect of foreign exchange translations		(347)	(639)
Ending balance, property plant and equipment		(29,372)	(25,173)		(25,125)
Depreciation
Beginning balance, property plant and equipment		(25,173)	(25,125)
Charge for the year		10,312	8,730
Disposals		5,766	8,043
Effect of foreign exchange translations		(347)	(639)
Ending balance, property plant and equipment		(29,372)	(25,173)		(25,125)
Net book value		(29,372)	(25,173)		(25,125)
Depreciation | Computers and Equipment
Cost
Beginning balance, property plant and equipment		(15,223)	(16,255)
Disposals		4,538	6,344
Effect of foreign exchange translations		(216)	(388)
Ending balance, property plant and equipment		(16,367)	(15,223)		(16,255)
Depreciation
Beginning balance, property plant and equipment		(15,223)	(16,255)
Charge for the year		5,898	5,700
Disposals		4,538	6,344
Effect of foreign exchange translations		(216)	(388)
Ending balance, property plant and equipment		(16,367)	(15,223)		(16,255)
Net book value		(16,367)	(15,223)		(16,255)
Depreciation | Fixtures and Fittings
Cost
Beginning balance, property plant and equipment		(9,950)	(8,870)
Disposals		1,228	1,699
Effect of foreign exchange translations		(131)	(251)
Ending balance, property plant and equipment		(13,005)	(9,950)		(8,870)
Depreciation
Beginning balance, property plant and equipment		(9,950)	(8,870)
Charge for the year		4,414	3,030
Disposals		1,228	1,699
Effect of foreign exchange translations		(131)	(251)
Ending balance, property plant and equipment		(13,005)	(9,950)		(8,870)
Net book value		(13,005)	(9,950)		(8,870)
Depreciation | Fixed Assets in Progress
Cost
Beginning balance, property plant and equipment		0	0
Disposals		0	0
Effect of foreign exchange translations		0	0
Ending balance, property plant and equipment		0	0		0
Depreciation
Beginning balance, property plant and equipment		0	0
Charge for the year		0	0
Disposals		0	0
Effect of foreign exchange translations		0	0
Ending balance, property plant and equipment		0	0		0
Net book value		£ 0	£ 0		£ 0

[1]	(1) Restated to include the effect of revisions arising from provisional to final acquisition accounting for DEK and Mudbath (refer to note 3C for details).